Borrowings (Details Narrative) $ / shares in Units, $ in Thousands, $ in Thousands		1 Months Ended						2 Months Ended	12 Months Ended
	Mar. 12, 2020 NZD ($)	Jul. 31, 2020 NZD ($)	Jul. 31, 2020 USD ($)	Apr. 30, 2020 NZD ($)	Apr. 30, 2020 USD ($)	Feb. 29, 2020 NZD ($)	Feb. 29, 2020 USD ($)	Jan. 31, 2021 NZD ($) $ / shares shares	Jan. 31, 2021 NZD ($) $ / shares	Jan. 31, 2021 USD ($)	Jan. 31, 2021 USD ($)	Jul. 31, 2020 USD ($)	Jan. 31, 2020 NZD ($) $ / shares	Jan. 31, 2019 $ / shares
Statement Line Items [Line Items]
Borrowings								$ 17,495	$ 17,495				$ 38,913
Exercise price of warrant | $ / shares								$ 0.37	$ 0.37				$ 0.37	$ 0.37
Principal liability								$ 2,800	$ 2,800
Interest liability								200	200
Current borrowing amount								3,000	$ 3,000
US [Member]
Statement Line Items [Line Items]
Current borrowing amount											$ 2,100
Bank of New Zealand [Member]
Statement Line Items [Line Items]
Loans payable	$ 16,700												$ 17,900
Guarantees and financial instruments	$ 1,345
Description of borrowings	Under the terms of the facility, the Group must meet specific covenant obligations namely sales and gross margin adverse variances to budget to be no greater than 15% and inventory to cover bank debt 1.35 times (which increased to 1.65 times from and including 31 July 2020).
Bank of New Zealand [Member] | Minimum [Member]
Statement Line Items [Line Items]
Borrowings, interest rate	4.25%
Bank of New Zealand [Member] | Maximum [Member]
Statement Line Items [Line Items]
Borrowings, interest rate	5.26%
Secured Convertible Notes [Member] | 5 Separate Private Placements [Member] | 2 Private Investors [Member]
Statement Line Items [Line Items]
Borrowings, interest rate				20.00%	20.00%	20.00%	20.00%
Debt instrument cash consideration				$ 7,200		$ 7,200
Debt instrument discounts and fees				$ 500		$ 500
Secured Convertible Notes [Member] | 5 Separate Private Placements [Member] | 2 Private Investors [Member] | US [Member]
Statement Line Items [Line Items]
Debt instrument cash consideration					$ 4,500		$ 4,500
Debt instrument discounts and fees					$ 300		$ 300
Convertible Notes [Member]
Statement Line Items [Line Items]
Warrants exchange, description									During the year, the note holder elected to exchange their warrant in return for a one-time 5% increase on the Note balance on the date of election	During the year, the note holder elected to exchange their warrant in return for a one-time 5% increase on the Note balance on the date of election
Warrants exchanged for increase in principal value								$ 300	$ 300
Percentage for warrants exchange									10.00%	10.00%
Financing penalties									$ 1,400
Convertible Notes [Member] | US [Member]
Statement Line Items [Line Items]
Warrants exchanged for increase in principal value											$ 200
Financing penalties										$ 900
Conversion price per shares | $ / shares								$ 0.2424	$ 0.2424
Exercise price of warrant | $ / shares								$ 0.6707	$ 0.6707
Convertible Promissory Note [Member]
Statement Line Items [Line Items]
Converted shares | shares								35,081,733
Convertible notes converted into ordinary shares | shares								47,817,633
Convertible Promissory Note [Member] | 90 Days [Member]
Statement Line Items [Line Items]
Borrowings, interest rate		2.00%										2.00%
Convertible Promissory Note [Member] | Next 90 Days [Member]
Statement Line Items [Line Items]
Borrowings, interest rate		10.00%										10.00%
Convertible Promissory Note [Member] | Thereafter [Member]
Statement Line Items [Line Items]
Borrowings, interest rate								15.00%	15.00%		15.00%
Convertible Promissory Note [Member] | July Purchase Warrant [Member] | Securities Purchase Agreement [Member] | Bank of New Zealand [Member]
Statement Line Items [Line Items]
Borrowings, interest rate		5.00%										5.00%
Description of borrowings		The July Note provided for interest at the following rates: (i) for a period of 90 days starting on its issuance date, 2.0% per annum, (ii) for the next 90 days, 10.0% per annum and (iii) thereafter, 15.0% per annum, and provided for maturity on the second anniversary of its issuance.	The July Note provided for interest at the following rates: (i) for a period of 90 days starting on its issuance date, 2.0% per annum, (ii) for the next 90 days, 10.0% per annum and (iii) thereafter, 15.0% per annum, and provided for maturity on the second anniversary of its issuance.
Notional amount		$ 12,100
Borrowings		128,000
Purchase price		$ 10,900
Convertible Promissory Note [Member] | US [Member]
Statement Line Items [Line Items]
Principal liability											$ 2,000
Interest liability											$ 100
Convertible Promissory Note [Member] | US [Member] | July Purchase Warrant [Member] | Securities Purchase Agreement [Member]
Statement Line Items [Line Items]
Notional amount												$ 8,000
Borrowings												$ 8,400
Purchase price			$ 7,200